As filed with the United States Securities and Exchange Commission on September 28, 2016

1933 Act File No. 333-_____
1940 Act File No. 811-23192

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No.	[ ]

Blue Tractor ETF Trust
(Exact Name of Registrant as Specified in Charter)

57 West 57th Street, 4th Floor
New York, NY 10019
(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, including Area Code:  (212) 847-1370

Terence W. Norman Blue Tractor ETF Trust 57 West 57th Street, 4th Floor New York, NY 10019 (Name and Address of Agent for Service)
With copies to:

Michael W. Mundt, Esq.
Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Ste. 500 Washington, DC 20036
Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file an amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the United States Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.
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SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS
THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
Blue Tractor ETF Trust
	CUSIP	[Exchange]
Blue Tractor Large Cap Equity ETF	[_____]	[_____]

Prospectus
[     ]
THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
 PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Not FDIC Insured. May lose value. No bank guarantee.

Table of Contents

FUND SUMMARY	1
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	3
DISCLOSURE OF PORTFOLIO HOLDINGS	5
SPECIAL RISKS OF EXCHANGE-TRADED FUNDS	5
PRECAUTIONARY NOTES	5
FUND ORGANIZATION	6
MANAGEMENT OF THE FUND	6
SHIELDED ALPHA SOLUTION	7
HOW TO BUY AND SELL SHARES	8
DIVIDENDS, DISTRIBUTIONS AND TAXES	9
PRICING FUND SHARES	11
PREMIUM/DISCOUNT INFORMATION	12
DISTRIBUTION PLAN	12
FINANCIAL HIGHLIGHTS	13

FUND SUMMARY
Blue Tractor Large Cap Equity ETF
Investment Objective
The Fund seeks total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund ("Shares"). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees (1)	0.00%
Total Annual Fund Operating Expenses (2)	[ ]%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
(2)	Pursuant to the investment advisory agreement with Blue Tractor ETF Trust (the "Trust") on behalf of the Fund, Blue Tractor Group, LLC (the "Adviser"), investment adviser to the Fund, pays all of the expenses of the Fund, except for the Fund's advisory fee, payments under the Fund's Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF"). The Fund seeks to achieve its investment objective by investing primarily in large capitalization, domestic equity securities.
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Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of domestic large capitalization companies. The Fund defines large capitalization companies as companies included in the S&P 500 Index at the time of purchase.
The Adviser selects investments by using fundamental analysis of factors such as an issuer's financial condition and industry position, as well as market and economic conditions.
The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Stock Market Risk  Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund's portfolio will fall.
Market Price Variance  As an ETF, the Fund's Shares generally trade in the secondary market on the [Exchange] (the "Exchange") at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund's net asset value per Share ("NAV"), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.
Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and generate capital gains taxes.
Management  The Fund is subject to management risk because it is an actively managed ETF. The Fund's Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Authorized Participants Concentration  The Fund has a limited number of financial institutions that may act as Authorized Participants ("APs").  To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem Shares of the Fund, the Fund's Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.  Once the Fund has commenced operations, you can obtain updated performance information at [_________] or by calling [__________]. The Fund's past
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performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Management
Investment Adviser Blue Tractor Group, LLC

Portfolio Manager
[_________], [_______] of the Adviser and portfolio manager, is responsible for the day-to-day management of the Fund's portfolio. [________] has been the [_____] of the Adviser since [________] and has been managing the Fund since [2016].

Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
This section contains greater detail on the Fund's principal investment strategies and the related risks that you would face as a shareholder of the Fund.
Investment Objectives
The Fund seeks total return. The investment objective is considered non-fundamental and may be changed by the Board of Trustees (the "Board") of the Trust without shareholder approval subject to 60 days' advance notice.
Investment Strategies
The Fund is an exchange-traded fund ("ETF"). Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of domestic large capitalization companies. The Fund defines large capitalization companies as companies included in the S&P 500 Index at the time of purchase.
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The Adviser selects investments by using fundamental analysis of factors such as an issuer's financial condition and industry position, as well as market and economic conditions.
The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
Investment Risks
Many factors affect the value of an investment in the Fund. The Fund's NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.
Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Many factors can adversely affect a security's performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.
Market Price Variance Because the Shares of the Fund are exchange-traded, there may be times when the market price and the NAV vary significantly.  However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called "Creation Units" directly from the Fund, management believes that large discounts or premiums to the NAV of Shares would not be sustained.
Market Liquidity for Fund Shares If exchange officials deem it appropriate, if the Fund is delisted, or if the activation of market-wide "circuit breakers" halts stock trading generally, trading of Shares of the Fund on the Exchange or another national securities exchange may be halted. If the Fund's Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.
Management The Fund is an actively managed ETF and could experience losses if the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio prove to be incorrect. There can be no guarantee that these techniques or the Adviser's investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Authorized Participants Concentration The Fund has a limited number of financial institutions that may act as APs.  To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem Shares of the Fund, the Fund's Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.  This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
More information about the Fund's investment strategies is presented in the Fund's Statement of Additional Information ("SAI"), which is available from the Fund upon request or at the Fund's website, [     ].
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DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Fund's SAI.
Unlike existing actively managed ETFs, the Fund does not disclose on a website on each day the New York Stock Exchange (the "NYSE") is open for regular trading ("Business Day"), before commencement of trading in Shares on the Exchange, the identities and quantities of all the portfolio instruments held by the Fund that will form the basis for the Fund's calculation of NAV at the end of the Business Day. However, the Fund provides investors with information to permit for efficient trading of Shares through substantial portfolio transparency and publication of informative metrics, while still shielding the identity of the full portfolio contents of the Fund to protect the Fund's alpha generation strategies (the "Shielded AlphaSM Solution").  More information about the Shielded AlphaSM Solution is provided below under "Shielded Alpha Solution."
SPECIAL RISKS OF EXCHANGE-TRADED FUNDS
Not Individually Redeemable. Shares may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.
PRECAUTIONARY NOTES
A Precautionary Note to Retail Investors. The Depository Trust Company ("DTC"), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each series of the Trust, including the Fund.  Your ownership of Shares will be shown on the records of the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a "distribution" of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933 ("Securities Act"). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
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Dealers who are not "underwriters," but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
A Precautionary Note to Investment Companies. For purposes of the 1940 Act, the Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Fund. Investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order [issued] to the Adviser, including that such investment companies enter into an agreement with the Trust.
FUND ORGANIZATION
The Fund is a series of the Trust, an investment company registered under the 1940 Act. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust's overall management and direction. The Board appoints the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.
MANAGEMENT OF THE FUND
The Investment Adviser
Blue Tractor Group, LLC (the "Adviser"), a New York limited liability company located at 57 West 57th Street, New York, NY 10019, is the investment adviser to the Fund. The Adviser was founded in 2015. As of [    ], 2016, the Adviser had approximately $[     ] million in assets under management. Under its investment advisory agreement with the Trust, the Adviser pays all of the ordinary operating expenses of the Fund (the "Unified Fee"), which exclude the fee payment under the investment advisory agreement between the Adviser and the Trust, payments under the Fund's Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.
For the investment advisory services provided to the Fund, the Adviser is entitled to receive the following advisory fee:
Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
Blue Tractor Large Cap Equity ETF	[ ]%

A discussion of the basis for the Board's approval of the investment advisory agreement will be available in the Fund's next report to shareholders.
Portfolio Management
[_______ ] Mr. [_______] is [___________________________________________].
The Trust's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Shares in the Fund.
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SHIELDED ALPHA SOLUTION
The Fund provides information relevant to the value of the portfolio of the Fund, but without revealing the full Fund portfolio, through the following four key processes (collectively, the "Shielded AlphaSM Solution"):
•	Dynamic Stock Specific Risk Portfolio ("Dynamic SSRSM Portfolio"): A proprietary algorithmic process is applied to the portfolio instruments of the Fund on a daily basis to generate a dynamic portfolio of instruments that is designed to have a disclosed stock specific risk relative to the underlying portfolio instruments. The Dynamic SSRSM Portfolio is publicly available on the Fund's website before the commencement of trading in Shares on each Business Day. The Dynamic SSRSM Portfolio contains at least 90% of the portfolio instruments in the Fund's portfolio, as well as other instruments that are not portfolio instruments. The Dynamic SSRSM Portfolio does not indicate which instruments in the Dynamic SSRSM Portfolio are the actual portfolio instruments, but because of the substantial overlap in holdings, the Dynamic SSRSM Portfolio provides an important means of communicating the intraday risk and price movements of the actual portfolio. In the course of the trading day, the weightings of the instruments in the Dynamic SSRSM Portfolio will vary in response to market events in order to preserve the risk correlation of the Dynamic SSRSM Portfolio to the Fund's actual portfolio. The Exchange intends to disseminate at least every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association an amount representing, on a per Share basis, the sum of the current value of the instruments in the Dynamic SSRSM Portfolio (the "Intraday Indicative Value" or "IIV"). More information about the IIV is provided below under "Share Trading Prices."
•	Hedge Portfolio: A proprietary algorithmic process allows for a hedge portfolio ("Hedge Portfolio") to be constructed based on the instruments in the Dynamic SSRSM Portfolio. The Hedge Portfolio consists of fewer instruments than the Dynamic SSRSM Portfolio. The algorithm generates the Hedge Portfolio to maintain a pre-determined tracking error and stock specific risk level relative to the Fund's portfolio. The Fund will generally issue or redeem Creation Units in return for a basket of securities (and an amount of cash) that the Fund specifies each day (the "Creation Basket"). The Hedge Portfolio is generated each Business Day and serves as the specified Creation Basket for the Fund on that Business Day. The Hedge Portfolio is posted on the Fund's website prior to the commencement of trading in Shares on each Business Day, as well as disseminated through the through the National Securities Clearing Corporation ("NSCC"). It is possible that the Hedge Portfolio/Creation Basket will contain some instruments that the Adviser does not want for the Fund's actual portfolio and/or that are not contained in the Fund's actual portfolio. To the extent the incoming Creation Baskets do not offset outgoing Creation Baskets, the Adviser anticipates that transaction fees will cover transaction expenses that may be incurred by the Fund in connection with the disposition of instruments that are not to be included in the portfolio (in the case of purchases of Creation Units) or the acquisition of instruments to be included in the Hedge Portfolio/Creation Basket that are not in the portfolio (in the case of redemptions of Creation Units).
•	Risk Metrics DashboardSM: The Fund also publishes on its website on each Business Day a risk metrics dashboard ("Risk Metrics DashboardSM"). Prior to the commencement of trading each Business Day, the Fund performs computer simulations of the possible impact that various levels of daily volatility would have on the performance of the Fund's actual portfolio instruments, the Dynamic SSRSM Portfolio and the Hedge Portfolio. The Risk Metrics DashboardSM presents key statistics regarding these simulations for different levels of volatility, such as 1) the minimum tracking error between the performance of the portfolio instruments and the Dynamic SSRSM Portfolio and Hedge Portfolio, 2) the average daily tracking error between the portfolio instruments and the
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Dynamic SSRSM Portfolio and Hedge Portfolio, and 3) the maximum tracking error between the portfolio instruments and the Dynamic SSRSM Portfolio and Hedge Portfolio.
•	Arbitrage Model: A proprietary analytical software determines whether the IIV of the Dynamic SSRSM Portfolio has either overestimated or underestimated the Fund's NAV, and provides a guide as to the magnitude that the estimated IIV return has been overestimated or underestimated. The Fund publishes this information on its website in order to provide a contemporaneous assessment of the deviation between IIV and NAV.
More information about the Shielded AlphaSM Solution is available on the Fund's website.
HOW TO BUY AND SELL SHARES
Most investors will buy and sell Shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions. As a result, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.
Share Trading Prices
The trading prices of Shares of the Fund on the Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
As discussed above, the Exchange intends to disseminate at least every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association the IIV.  The IIV should not be viewed as a ''real-time'' update of the NAV per Share of the Fund because (i) the IIV is based on the Dynamic SSRSM Portfolio and not on the Fund's actual holdings, (ii) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day, (iii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, and (iv) unlike the calculation of NAV, the IIV does not take into account Fund expenses.  The Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund's IIV, and the Fund, the Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.
Frequent Purchases and Redemptions of the Fund's Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its Shares at NAV per Share, generally for a basket of securities. The Shares may then be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements ("Authorized Participants") and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause any of the harmful effects of market timing, which include: dilution, disruption of portfolio management, increases in the Fund's trading costs, and the realization of capital gains.
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To the extent that trades directly with the Fund are effected in-kind (i.e., for securities), those trades also do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades directly with the Fund are effected wholly or partly in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. The Fund employs fair valuation pricing, which is intended to minimize potential dilution from market timing. The Fund also imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an Authorized Participant wholly or partly substitutes cash for securities, reflecting the fact that the Fund's trading costs increase in those circumstances. Given this structure, the Board determined that (a) market timing on the secondary market does not have a material negative impact on the Fund, (b) it is unlikely that market timing would be attempted by an Authorized Participant; and (c) any attempts to market time an Authorized Participant would not be expected to negatively impact the Fund or its shareholders.
DIVIDENDS, DISTRIBUTIONS AND TAXES
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:
•	Your Fund makes distributions;
•	You sell your Shares listed on the Exchange; and
•	You purchase or redeem Creation Units.
Dividends and Distributions
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally will not pay federal income tax on the income and gains it distributes to you. The Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. However, the officers of the Trust are authorized in their discretion not to pay a dividend for the Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. The Fund will declare and pay net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Annual Statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms
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mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any Shares sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
Avoid "Buying a Dividend"
At the time you purchase your Fund Shares, the Fund's Share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."
Tax Considerations
Fund Distributions. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.
Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger's aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
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Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
Other Reporting and Withholding Requirements. Payments to a shareholder that is either a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Foreign Account Tax Compliance Act ("FATCA") may be subject to a 30% withholding tax on (a) income dividends, and (b) after December 31, 2018, certain capital gain distributions, return-of-capital distributions and the gross proceeds from the redemption or exchange of Fund shares paid by the Fund. FATCA withholding tax generally can be avoided by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and by an NFFE, if it certifies that it has no substantial U.S. persons as owners or if it does have such owners, reports information relating to them to the withholding agent, which will, in turn, report that information to the IRS. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
This discussion of "Dividends, Distributions and Taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.
PRICING FUND SHARES
The trading price of the Fund's Shares on the Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
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The NAV for the Fund is determined once daily as of the close of the NYSE, usually 4:00 p.m. Eastern time, each Business Day. NAV is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.
Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.
Securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable.
Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security's sale or upon the resumption of regular trading of the security.
PREMIUM/DISCOUNT INFORMATION
The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. As with other ETFs, the market price of the Fund's Shares is typically slightly higher or slightly lower than the Fund's per Share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors' assessments of the underlying value of the Fund's portfolio securities.
Information showing the difference between per Share NAV of the Fund and the market trading price of Shares of the Fund during various time periods is available by visiting the Fund's website at [________________]
DISTRIBUTION PLAN
[_____________] (the "Distributor") serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.
The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
No Rule 12b-l fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-l fees are charged in the future, because these fees are paid out of the Fund's assets,
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over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
FINANCIAL HIGHLIGHTS
No financial information is presented for the Fund because it had not commenced operations prior to the date of this Prospectus.
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If you want more information about the Fund, the following documents will be available free upon request:

Annual/Semi-Annual Reports

Additional information about the Fund's investments will be available in the Fund's initial annual and semi-annual reports to shareholders. In the Fund's initial annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may request other information about the Fund or obtain free copies of the Fund's annual and semi-annual reports, when they are available, and the SAI by contacting the Fund directly at [______________]. The SAI and shareholder reports will also be available on the Fund's website, www.[_______________].com.

You may review and copy information about the Fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Fund:

For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520; or

Free from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov.

Blue Tractor ETF Trust Blue Tractor Large Cap Equity ETF Prospectus [______], 2016 Blue Tractor ETF Trust Investment Company Act File No. 811-23192

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SUBJECT TO COMPLETION, PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
Blue Tractor ETF Trust

Statement of Additional Information

[______], 2016

Blue Tractor ETF Trust (the "Trust") is an open-end management investment company that currently offers shares in the following series (the "Fund"):
	CUSIP	[Exchange]
Blue Tractor Large Cap Equity ETF	[_____]	[_____]

Blue Tractor Group, LLC (the "Adviser") serves as the investment adviser to the Fund. [_________] (the "Distributor" or "[_____]") serves as principal underwriter for the Fund.
This Statement of Additional Information ("SAI") is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated [_________], 2016. A copy of the Prospectus or Annual Report, when available, may be obtained by calling the Trust directly at [__________]. The Prospectus contains more complete information about the Fund. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST	1
EXCHANGE LISTING AND TRADING	1
INVESTMENT STRATEGIES AND RISKS	2
SPECIAL CONSIDERATIONS	4
INVESTMENT RESTRICTIONS	5
MANAGEMENT OF THE TRUST	5
INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS	9
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS	11
ADDITIONAL INFORMATION CONCERNING SHARES	12
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS	14
TAXES	19
DETERMINATION OF NET ASSET VALUE	28
DIVIDENDS AND DISTRIBUTIONS	28
FINANCIAL STATEMENTS	28
APPENDIX A	A-1

GENERAL INFORMATION ABOUT THE TRUST
The Trust is a Delaware statutory trust organized on March 1, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently only offers shares ("Shares") of the Fund.
The Fund is an exchange-traded fund ("ETF") and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation").  Shares are offered in Creation Units, in the discretion of the Trust, generally in return for a basket of securities (and an amount of cash) that the Fund specifies each day. The Fund's Shares have been approved for listing on the [________] (the "Exchange").  Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.
Creation Units are aggregations of 50,000 Shares or more.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.  Retail investors, therefore, generally will not be able to purchase the Shares directly from the Trust. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.  In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.
Additional information regarding creations and redemptions of Fund Shares is provided under the section entitled "Creation and Redemption of Creation Unit Aggregations" below.

EXCHANGE LISTING AND TRADING
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.
As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Fund in secondary market transactions through brokers on the Exchange and do not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund.
The Exchange intends to disseminate at least every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association an amount (the "intraday indicative value" or "IIV") representing, on a per Share basis, the sum of the current value of a dynamic portfolio of instruments that is designed to have a disclosed stock specific risk relative to the underlying portfolio instruments of the Fund (the "Dynamic SSRSM Portfolio").  The Dynamic SSRSM Portfolio is publicly available on the Fund's website before the commencement of trading in Shares on each day the New York Stock Exchange (the "NYSE") is open for regular trading ("Business Day").  As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Dynamic SSRSM Portfolio contains at least 90% of the portfolio instruments in the Fund's portfolio, as well as other instruments that are not portfolio instruments.  The Dynamic SSRSM Portfolio does not indicate which instruments in the Dynamic SSRSM Portfolio are the actual portfolio instruments, but because of the substantial overlap in holdings, the Dynamic SSRSM Portfolio provides an important means of communicating the intraday risk and price movements of the actual portfolio.  In the course of the trading day, the weightings of the instruments in the Dynamic SSRSM Portfolio will vary in response to market events in order to preserve the risk correlation of the Dynamic SSRSM Portfolio and the Fund's actual portfolio. The IIV should not be viewed as a "real-time" update of the NAV per Share of the Fund because (i) the IIV is based on the Dynamic SSRSM Portfolio and not on the Fund's actual holdings, (ii) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day, (iii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, and (iv) unlike the calculation of NAV, the IIV does not take into account Fund expenses.  The Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund's IIV, and the Fund, the Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.
The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading range for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Continuous Offering
The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the "1933 Act"), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person's activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the "SEC") from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with the Prospectus for the Shares.  In addition, firms that incur a prospectus delivery obligation with respect to Shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund's Prospectus is filed with the SEC. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to "upstairs" transactions (i.e., the trading of securities that occurs within a broker-dealer firm or between two broker-dealers in the over-the-counter market).

INVESTMENT STRATEGIES AND RISKS
In addition to the fundamental investment restrictions described below under "Investment Restrictions," and the principal investment policies described in the Fund's Prospectus, the Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations relating to the composition of the Fund's portfolio identified in the Fund's Prospectus or this SAI apply to the Fund only at the time of investment.  Accordingly, if a percentage limitation is adhered to at the time of investment, the Fund will be deemed to remain in compliance with the percentage limitation notwithstanding a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund's total assets, although the percentage limitation will continue to apply to subsequent transactions relating to the composition of the Fund's portfolio.

Equity Securities
The Fund may invest in equity securities. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Fund is particularly sensitive to these market risks.

Market Volatility
The Fund may invest in securities of small and medium capitalization companies. To the extent that the Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to the Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically.
The announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark's methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change).

Cash and Short-Term Investments
The Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality, short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent the Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities in which the Fund has invested may decline.
The Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. The Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund's assets in portfolio securities.

Borrowing
Pursuant to Section 18(f)(1) of the 1940 Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities
The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Money Market Instruments
The Fund may invest in money market instruments.  Money market instruments are short-term debt instruments that have terms-to-maturity of 397 days or less and exhibit high quality credit profiles. Money market instruments include U.S. government securities and repurchase agreements.

Repurchase Agreements
The Fund may enter into repurchase agreements.  Repurchase agreements are contracts in which the seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Adviser as a short-term investment vehicle for cash positions. When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.
The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Fund will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

Segregated Assets
When engaging in transactions that could be deemed to create a "senior security" under Section 18 of the 1940 Act, as interpreted by the SEC, the Fund will cause its fund accountant or custodian to earmark on the books of the Fund cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked to market daily.  (Any such assets and securities designated by the fund accountant or custodian on the Fund's records are referred to in the SAI as "Segregated Assets.")  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities
Securities of other investment companies, including closed-end funds, offshore funds and ETFs, may be acquired by the Fund to the extent that such purchases are consistent with the Fund's investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.  In the alternative, the Fund may purchase shares of another investment company so long as after the purchase not more than 3% of the outstanding stock of the investment company is owned by the Fund and all of its affiliates.  Certain exceptions to these limitations may apply, and the Fund may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, the Fund would bear, along with other shareholders, the Fund's pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund would bear in connection with its own operations.

U.S. Government Securities
U.S. government securities are issued by the U.S. government or one of its agencies or instrumentalities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

SPECIAL CONSIDERATIONS
Name Policy
The Fund has adopted a non-fundamental investment policy obligating it to invest, under normal market conditions, at least 80% of its assets in large capitalization, domestic equity securities. For purposes of such investment policy, "assets" include the Fund's net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days' notice prior to changes in this policy.

Diversification Status
The Fund is a "diversified" series of the Trust, which means that the Fund, with respect to at least 75% of its total assets, will not purchase securities, other than Government securities and securities of other investment companies, if, at the time of purchase: (i) more than 5% of the Fund's total assets would be invested in the securities of any particular issuer or (ii) such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of any particular issuer.

INVESTMENT RESTRICTIONS
The investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund's total assets will not be considered a violation. The Fund may not:
(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own Shares.
(3)	Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities; (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies; and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) making, purchasing or selling real estate mortgage loans.
(5)	Purchase or sell physical commodities, unless such physical commodities are acquired as a result of ownership of securities or other instruments; provided that for this purpose currencies are not considered physical commodities, and that this restriction shall not prevent the Fund from (i) purchasing or selling securities or instruments of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments, or other derivative instruments; or (iii) purchasing or selling investments in securities or engaging in transactions in other instruments that are linked to or secured by physical or other commodities.
(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(7)	Invest 25% or more of the Fund's net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

MANAGEMENT OF THE TRUST
The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees appoint the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust. To help facilitate the discharge of its managerial duties, the

Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under "Board Committees" below.
The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Adviser, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 57 West 57th Street, 4th Floor, New York, NY 10019.
Board Leadership Structure
The Board is composed of [____] Trustees, [____] of whom are independent (the "Independent Trustees").  The Chairman of the Board, Terence W. Norman, is an "interested person" (as that term is defined in the 1940 Act).  The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Trust and the Independent Trustees, and the Trust's various other service providers.
The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Trust, as well as the Board's oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Independent Trustees
Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

[____________] Age: [___]	Trustee	Since [____]	[__________________]	1	[________]
[____________] Age: [___]	Trustee	Since [____]	[__________________]	1	[________]

Interested Trustee
Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Terence W. Norman Age: [___]	Trustee and President	Since 2016	[__________________]	1	[None]

(1)	Each Trustee holds office for an indefinite term.
(2)	The "Fund Complex" consists of the Trust, which consists of 1 series.
(3)	Mr. Norman is considered to be an "interested person" of the Trust as defined in the 1940 Act, due to his relationship with the Adviser, the Fund's investment adviser.

Officers
The officers of the Trust not named above are:
Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Simon Goulet Age: [___]	Treasurer and Secretary	Since 2016	[___________________________________]
___________________
(1)	Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

Share Ownership
As of December 31, 2015, the Independent Trustees did not own any securities issued by the Adviser, the Distributor, or any company controlling, controlled by, or under common control with the Adviser or the Distributor.  Because the Funds had not yet commenced operations as of the date of this SAI, none of the Trustees or officers of the Funds hold any Shares of the Fund.

Trustees' Compensation
Interested Trustees are not compensated by the Trust. The Trust pays each Independent Trustee [$    ] per year for attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds' expenses, and Trustees are not entitled to benefits upon retirement from the Board.
The table below shows the estimated compensation to be paid by the Funds for the fiscal year ending [________].
Name	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Trust Paid to Trustees
Independent Trustees
[ ]..................................................................................................................................................	$[ ]	None	None	$[ ]
[ ]..................................................................................................................................................	$[ ]	None	None	$[ ]
Interested Trustee
Terence Norman...........................................	None	None	None	None

Trustee Qualifications
Information on the Trust's officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.
[TO BE ADDED IN A SUBSEQUENT FILING].

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Fund's financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust's independent registered public accounting firm and the full Board. There were no Audit Committee meetings during the fiscal year ended [________].
Nominating and Governance Committee. The Nominating and Governance Committee is composed of all of the Independent Trustees. The Nominating and Governance Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review Independent Trustee compensation; (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Fund's governance policies. There were no Nominating and Governance Committee meetings held during the fiscal year ended [________].
While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders. The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Blue Tractor Group, LLC, 57 West 57th Street, 4th Floor, New York, NY 10019. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual's qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee.  Because the Trust does not hold annual shareholder meetings, there is no guarantee that a nominee will be submitted for election in a particular year.  Nominations will only be maintained by the Trust for a period from one year of receipt and will be considered by the Nominating and Governance Committee for any shareholder meetings held during that year for the election of Trustees.

Oversight of Risk
The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust's service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.
The Board considers risk as part of its regular review of the activities of the Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Fund. The Board receives regular written reports describing and analyzing the investment performance of the Fund.
The Board receives regular compliance reports from the Trust's Chief Compliance Officer ("CCO"), and meets regularly with the CCO to discuss compliance issues, including the alleviation of compliance-related risks.  As required under SEC rules, the Independent Trustees meet at least annually in executive session with the CCO and the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust's service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.
The Adviser provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund's portfolio.
In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust's internal controls, accounting and financial reporting policies. In addition, the Trust's Audit Committee reviews valuation procedures and pricing results with the Trust's auditors in connection with the Audit Committee's review of the results of the audit of the Trust's year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities
Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of the Fund is presumed to control the Fund under the provisions of the 1940 Act.  A controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of the Fund. Because the Fund had not yet commenced operations as of the date of this SAI, no persons own 5% or more of the Shares of the Fund.
INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS
Investment Adviser
Blue Tractor Group, LLC, a New York limited liability company located at 57 West 57th Street, New York, NY 10019, is the investment adviser to the Fund. [Blue Tractor Group, LLC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").]
The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser has overall responsibility, subject to Board oversight, for the management and investment of the Fund's securities portfolio.
Under the Advisory Agreement, the Fund pays a unified fee ("Unified Fee"), which obligates the Adviser to pay all ordinary operating expenses of the Fund from the Adviser's advisory fee or other resources. The Unified Fee does not cover the fee payment under the Advisory Agreement, payments under each series' Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.
For the investment advisory services provided to the Fund, the Adviser is entitled to receive the following advisory fee:
Fund	Aggregate Fee as a Percentage of Daily Average Net Assets
Blue Tractor Large Cap Equity ETF	[ ]%

Portfolio Manager
Compensation of the Portfolio Manager
[TO BE ADDED IN A SUBSEQUENT FILING]
Other Accounts Managed.
The following table provides information about the portfolio manager as of [      ], 2016:
		Registered Investment Companies			Other Pooled Investment Vehicles*			Other Accounts			Performance Fee Accounts
Portfolio Manager		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)	1	Number of Accounts	1	Total Assets (in millions)	Number of Accounts	1	Total Assets (in millions)
[ ]	1	[ ]	$[ ]	1	[ ]	$[ ]		[ ]		$[ ]	[ ]		$[ ]

Description of Material Conflicts of Interest.
[TO BE ADDED IN A SUBSEQUENT FILING]
Portfolio Manager's Ownership of Shares of the Fund.

Because the Fund had not commenced operations as of the date of this SAI, the portfolio manager did not own any Shares of the Fund.

Administrator and Fund Accountant
[     ] serves as Administrator and Fund Accountant for the Fund. Its principal address is [    ]. Under the Fund Administration and Accounting Agreement with the Trust, [     ] provides necessary administrative, tax, accounting services, compliance and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, [     ] makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, [     ] receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by the Adviser on behalf of the Trust pursuant to the Unified Fee. The Fund is subject to the Unified Fee and therefore the Trust makes no payments to [     ] for administrative and accounting services provided to the Fund.

Custodian and Transfer Agent
[     ] serves as custodian for the Fund pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, [     ] maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps the accounts and records related to these services, and provides other services. [     ] is required, upon the order of the Trust, to deliver securities held by [      ] and to make payments for securities purchased by the Trust for the Fund. As compensation for the foregoing services, [     ] receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by the Adviser on behalf of the Trust pursuant to the Unified Fee.
[      ] acts as transfer agent for the Fund's authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, [      ] receives certain out-of-pocket costs, transaction fees and asset based fees, which are paid for by the Adviser on behalf of the Trust pursuant to the Unified Fee.

Distributor
[      ] is the Distributor of the Fund's Shares. Its principal address is [     ]. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ''Creation and Redemption of Creation Unit Aggregations.''
The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act"), and a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Independent Registered Public Accounting Firm
[     ], the Trust's independent registered public accounting firm, examines the Fund's financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel
Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, N.W., Suite 500
Washington, DC 20036, serves as counsel to the Trust.

Costs and Expenses
Under the Unified Fee, the Adviser has a contractual obligation to pay all ordinary operating expenses of the series of the Trust. The Adviser pays all expenses of each series, except for the fee payment under the Advisory Agreement, payments under each series' Rule 12b-1 plan (if implemented), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which the Fund may pay financial intermediaries such as broker-dealers and investment advisers ("Authorized Firms") up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Fund.
The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees and the Independent Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the Fund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Fund and holders of Shares of the Fund. In the Trustees' quarterly review of the Distribution and Service Plan and Distribution and Service Agreements (if implemented), they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.
The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
The Adviser has general responsibility for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. Pursuant to the Advisory Agreement, the Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Fund and is directed to implement the Trust's policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The Adviser effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and the Adviser does not currently participate in soft dollar transactions with respect to the Fund.

Portfolio Holding Disclosure Policies and Procedures
The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board must approve all material amendments to this policy. Unlike existing actively managed ETFs, the Fund does not disclose on a website on each Business Day, before commencement of trading in Shares on the Exchange, the identities and quantities of all the portfolio instruments held by the Fund that will form the basis for the Fund's calculation of NAV at the end of the Business Day. However, the Fund provides investors with information to permit for efficient trading of Shares through substantial portfolio transparency and publication of informative metrics, while still shielding the identity of the full portfolio contents of the Fund to protect the Fund's alpha generation strategies (the "Shielded AlphaSM Solution").
More information about the Shielded AlphaSM Solution is available in the Fund's Prospectus and on the Fund's website.

Proxy Voting Policy

The Board has delegated to the Adviser the responsibility to vote proxies with respect to the portfolio securities held by the Fund. In delegating proxy responsibilities, the Board requires that proxies be voted consistent with the Fund's and its shareholders' best interests. In addition, the Board requires that, in the event of a conflict of interest, the Adviser vote proxies in the manner prescribed by the proxy voting policy of the Adviser. The Adviser has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how the Adviser voted proxies on behalf of the Fund relating to portfolio securities during the most recent 12-month period (or shorter, as applicable) ended June 30 may be obtained (i) without charge through the Fund's website at www.[__________].com; and (ii) on the SEC's website at http://www.sec.gov. A summary of the proxy voting policy of the Adviser is included as Appendix A to this SAI.

Codes of Ethics
Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has approved a joint Code of Ethics for the Trust and the Adviser (the "Code"). The Codes is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person's employment activities and that actual and potential conflicts of interest are avoided. The Code applies to the personal investing activities of certain individuals employed by or associated with the Trust or the Adviser ("Access Persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Code, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Code permits personnel subject to the Code to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the SEC, and is available to the public.

Portfolio Turnover
As of the date of this SAI, the Fund had no portfolio turnover.

ADDITIONAL INFORMATION CONCERNING SHARES
Description of Shares of Beneficial Interest
The Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.
Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of the Fund may be held from time to time to consider certain matters, including changes to the Fund's fundamental investment policies, changes to the Advisory Agreement and the election of Trustees when required by the 1940 Act.
When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of the Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of the Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder's percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by the Fund.
On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate series of the Trust or separate classes of a series, if any, provided that (i) with respect to any matter that affects only the interests of some but not all series, then only the Shares of such affected series, voting separately, shall be entitled to vote on the matter; (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by series or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

The information in this section has been obtained from The Depository Trust Company ("DTC"), New York, NY.
DTC acts as securities depository for the Shares. The Shares are issued as fully registered securities registered in the name of Cede & Co. (DTC's partnership nominee) or such other name as may be requested by an authorized representative of DTC. Except as provided in this section, certificates for Shares will not be issued to Beneficial Owners (as defined below).
DTC is the world's largest securities depository and is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code, and a "clearing agency" registered pursuant to the provisions of Section 17A of the 1934 Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues, and money market instruments (from over 100 countries) that DTC's participants ("DTC Participants") deposit with DTC.  DTC also facilitates the post-trade settlement among DTC Participants of sales and other securities transactions in deposited securities, through electronic computerized book-entry transfers and pledges between DTC Participants' accounts.  This eliminates the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation ("DTCC").  DTCC is the holding company for DTC, National Securities Clearing Corporation ("NSCC") and Fixed Income Clearing Corporation, all of which are registered clearing agencies.  DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").  The DTC Rules applicable to DTC Participants are on file with the SEC.  More information about DTC can be found at www.dtcc.com.
Purchases of Shares under the DTC system must be made by or through DTC Participants, which will receive a credit for the Shares on DTC's records.  The ownership interest of each actual purchaser of each Share (referred to in this section as "Beneficial Owners") is in turn to be recorded on the DTC Participant's and Indirect Participant's records. Beneficial Owners will not receive written confirmation from DTC of their purchase.  Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the DTC Participant or Indirect Participant through which the Beneficial Owner entered into the transaction.  Transfers of ownership interests in Shares will be accomplished by entries made on the books of DTC Participants and Indirect Participants acting on behalf of Beneficial Owners.  Beneficial Owners will not receive certificates representing their ownership interests in Shares, except in the event that use of the book-entry system for the Shares is discontinued.
To facilitate subsequent transfers, all Shares deposited by DTC Participants with DTC are registered in the name of DTC's partnership nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC.  The deposit of Shares with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership.  DTC has no knowledge of the actual Beneficial Owners of the Shares; DTC's records reflect only the identity of the DTC Participants to whose accounts such Shares are credited, which may or may not be the Beneficial Owners.  The DTC Participants and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.
Conveyance of notices and other communications by DTC to DTC Participants, by DTC Participants to Indirect Participants, and by DTC Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.
Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to Shares unless authorized by a DTC Participant in accordance with DTC's MMI Procedures.  Under its usual procedures, DTC mails an Omnibus Proxy to the Trust as soon as possible after the record date.  The Omnibus Proxy assigns Cede & Co.'s consenting or voting rights to those DTC Participants whose accounts are credited with Shares on the record date (identified in a listing attached to the Omnibus Proxy).
Distributions and dividend payments on the Shares will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC.  DTC's practice is to credit DTC Participants' accounts upon

DTC's receipt of funds and corresponding detail information from the Trust, on payable date in accordance with their respective holdings shown on DTC's records.  Payments by DTC Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such DTC Participant and not of DTC or the Trust, subject to any statutory or regulatory requirements as may be in effect from time to time.  Payment of distributions and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of the Trust, disbursement of such payments to DTC Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of DTC Participants and Indirect Participants.
DTC may discontinue providing its service as depository with respect to Shares at any time by giving reasonable notice to the Trust.  Under such circumstances, in the event that a successor depository is not obtained, Share certificates are required to be printed and delivered.  The Trust may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository).  In that event, Share certificates will be printed and delivered to DTC.
The information in this section concerning DTC and DTC's book-entry system has been obtained from DTC, which the Trust believes to be reliable, but the Trust takes no responsibility for the accuracy thereof.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS
Creation
The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day, of an order in proper form.

Deposit of Securities and Deposit or Delivery of Cash
Except for cash in lieu transactions, as described below, the consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a basket of securities (the "Deposit Securities") (and an amount of cash (the "Cash Amount")) that the Fund specifies each day.  On any given Business Day, the names and quantities of the securities that constitute the Deposit Securities and the names and quantities of the specified securities that redeeming shareholders will receive in-kind (the "Redemption Securities") (as discussed under "Redemption of Fund Shares in Creation Units Aggregations" below) will be identical, and these securities may be referred to, in the case of either a purchase or a redemption, as the "Creation Basket."
A proprietary algorithmic process allows for a hedge portfolio ("Hedge Portfolio") to be constructed based on the instruments in the Dynamic SSRSM Portfolio.  The Hedge Portfolio consists of fewer instruments than the Dynamic SSRSM Portfolio.  The algorithm generates the Hedge Portfolio to maintain a pre-determined tracking error and stock specific risk level relative to the Fund's portfolio.  The Hedge Portfolio is generated each Business Day and serves as the specified Creation Basket for the Fund on that Business Day.  The Hedge Portfolio is posted on the Fund's website prior to the commencement of trading in Shares on each Business Day, as well as disseminated through the through the NSCC.  It is possible that the Hedge Portfolio/Creation Basket will contain some instruments that the Adviser does not want for the Fund's actual portfolio and/or that are not contained in the Fund's actual portfolio.
The Cash Amount is sometimes also referred to as the Balancing Amount. The Cash Amount serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Amount is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" — an amount equal to the market value of the Creation Basket. If the Cash Amount is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Amount. If the Cash Amount is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Amount.
Prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the Custodian makes available through NSCC the names and quantities of the securities comprising the Creation Basket, as well as the estimated Cash Amount (if any), for that day.  The published Creation Basket will apply until a new Creation Basket is announced on the following Business Day, and there will be no intra-day changes to the Creation Basket except to correct errors in the published Creation Basket.

In addition, the Fund reserves the right to permit or require the substitution of an amount of cash — i.e., a "cash in lieu" amount — to be added to the Cash Amount in the following circumstances:
(i) if, on a given Business Day, the Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made wholly or partly in cash;
(ii) if, upon receiving a purchase or redemption order from an Authorized Participant (as defined below), the Fund determines to require the purchase or redemption, as applicable, to be made entirely in cash; or
(iii) if the Fund permits an Authorized Participant to deposit or receive (as applicable) cash in lieu of some or all of the instruments in the Creation Basket solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a shareholder would be subject to unfavorable income tax treatment if the shareholder receives redemption proceeds of non-U.S. investments in-kind.
If the Adviser notifies Distributor that a "cash in lieu" amount will be accepted, Distributor will notify the Authorized Participant and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the "cash in lieu" amount, with any appropriate adjustments as advised by the Adviser.  Brokerage commissions incurred in connection with the acquisition of the Deposit Securities not eligible for transfer through the systems of DTC will be, in the ordinary course of business, at the expense of the Authorized Participant and will not affect the value of all Shares.

Procedures for Creation of Creation Unit Aggregations
To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see "Book Entry Only System" above), and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement"). A DTC Participant who has entered into a Participant Agreement is referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant that is an Authorized Participant.
All orders to create Creation Unit Aggregations (through an Authorized Participant) must be received in proper form by the Distributor no later than the closing time of the regular trading session on the Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in order for the Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund determined on that day. After 4:00 p.m., trades will continue to be accepted until 5:30 p.m., but will be priced at the next calculated NAV.
A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason.
The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders" section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Investors who are not Authorized Participants must place their orders for Creation Unit Aggregations with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Orders for Creation Unit Aggregations

Authorized Participants placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Authorized Participants placing orders for Creation Unit Aggregations should also ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Amount.

Placement of Creation Orders
The Authorized Participant shall deliver to the Custodian, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Creation Basket (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust.  Deposit Securities must be delivered to the Custodian on or before the Contractual Settlement Date.  The "Contractual Settlement Date" the date upon which all of the required Deposit Securities, the Cash Amount and any other cash amounts which may be due are delivered to the Custodian.  The Authorized Participant must also make available on or before the Contractual Settlement Date, by means satisfactory to the Adviser, immediately available or same day funds estimated by the Adviser to be sufficient to pay the Cash Amount next determined after acceptance of the creation order, together with the applicable creation transaction fee (as described below under "Creation Transaction Fee").  Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.
To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Creation Basket has not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105% of the value of the missing Deposit Securities, which the Adviser may change from time to time. The Participant Agreement will permit the Adviser to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Adviser of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Adviser at such time, and in such manner, as the Adviser may determine in its sole discretion.

Acceptance of Orders for Creation Unit Aggregations
The Adviser or Distributor reserves the absolute right to reject or revoke a creation order transmitted to the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) acceptance of the Creation Basket would have certain adverse tax consequences to the Adviser or the Fund; (iv) acceptance of the Creation Basket would, in the opinion of counsel, be unlawful; (v) acceptance of the Creation Basket would otherwise, in the discretion of the Adviser, have an adverse effect on the Adviser or the rights of beneficial owners of the Fund; or (vi) in the event that circumstances outside the control of the Custodian, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, the Custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection or revocation of the order. The Trust, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of the Creation Basket nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee
A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day.  The Authorized Participant may also be required to cover certain brokerage, tax, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below).  Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.  To the extent the incoming Creation Baskets do not offset outgoing Creation Baskets, the Adviser anticipates that transaction fees will cover transaction expenses that may be incurred by the Fund in connection with the disposition of securities that are not included in the portfolio.

The following table sets forth the Fund's standard creation fee and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
Blue Tractor Large Cap Equity ETF	$[ ]	$[ ]
*As a percentage of the net asset value per Creation Unit.

Redemption of Fund Shares in Creation Units Aggregations
Fund Shares may be redeemed only by an Authorized Participant in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation and such Shares must be held in the account of a single Authorized Participant in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.
The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the names and quantities of the securities comprising the Creation Basket that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.
Unless cash redemptions are available or specified for the Fund (as discussed under "Deposit of Securities and Deposit or Delivery of Cash" above), the redemption proceeds for a Creation Unit Aggregation generally consists of the Creation Basket as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Creation Basket (the "Cash Redemption Amount"), less a redemption transaction fee. In the event that the Creation Basket has a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.
The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund.  The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day.  The Authorized Participant may also be required to cover certain brokerage, tax, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below).  Authorized Participants will also bear the costs of transferring the Redemption Securities from the Fund to their current account on their order.  Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.  To the extent the incoming Creation Baskets do not offset outgoing Creation Baskets, the Adviser anticipates that transaction fees will cover transaction expenses that may be incurred by the Fund in connection with the acquisition of securities to be included in the Creation Basket that are not in the portfolio.

The following table sets for the Fund's standard redemption transaction fee and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
Blue Tractor Large Cap Equity ETF	$[ ]	$[ ]
*As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.

Placement of Redemption Orders
Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders to redeem Creation Unit Aggregations must be placed no later than the Closing Time.  Such orders, if accepted, will receive that Business Day's NAV per Creation Unit.  Deliveries of the Creation Basket to redeeming investors generally will be made within three Business Days.
To the extent contemplated by a Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible. Such understanding shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105% of the value of the missing Shares, which the Adviser may change from time to time.
The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Adviser, on behalf of the Fund, to purchase the missing Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Adviser of purchasing such Shares and the value of the collateral.
The calculation of the value of the Creation Basket and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "Determination of Net Asset Value" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Creation Basket and the Cash Redemption Amount to be delivered will be determined by the Custodian as of such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Creation Basket and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the Shares of the Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the Creation Basket, the Adviser may, in its sole discretion, exercise its option to redeem such Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash (see discussion of cash redemptions under "Deposit of Securities and Deposit or

Delivery of Cash" above). In addition, an Authorized Participant may request a redemption in cash that the Fund may, in its sole discretion, permit, to the extent permitted under its SEC exemptive order. In either case, the Authorized Participant will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee described under "Redemption of Fund Shares in Creation Units Aggregations" above, to offset the Trust's brokerage and other transaction costs associated with the disposition of the Creation Basket).
Redemptions of shares for the Creation Basket will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific securities in the Creation Basket upon redemptions or could not do so without first registering those securities under such laws. An Authorized Participant, or an investor for which it is acting, that is subject to a legal restriction with respect to a particular stock included in the Creation Basket applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

TAXES
The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a  detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This "Taxes" section is based on the Internal Revenue Code (the "Code") and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund
Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a "regulated investment company," "RIC" or "fund") under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
(i) Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
(ii) Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships ("QPTPs").
(iii) Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under  current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to such type of investment may adversely affect the Fund's ability to satisfy these requirements. See, "Tax Treatment of Portfolio Transactions" below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund's income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund's allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund's after-tax performance. See, "Taxation of Fund Distributions - Distributions of Capital Gains" below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, "Non-U.S. Investors — Capital Gain Dividends" and "—Interest-Related Dividends and Short-Term Capital Gain Dividends" below.
Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% "change in ownership" of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund's ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund's shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund's control, there can be no assurance that the Fund will not experience an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, "Taxation of Fund Distributions — Distributions of Capital Gains" below). A "qualified late year loss" includes:

(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year ("post-October capital losses"); and

(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after Oct. 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms "specified losses" and "specified gains" mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company ("PFIC") for which a mark-to-market election is in effect. The terms "ordinary losses" and "ordinary income" mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.
Federal Excise Tax . To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year; (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year); and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund's taxable year. Also, the Fund will defer any "specified gain" or "specified loss" which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income.  Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims.  Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims.  Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the Creation Basket different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions
The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of Net Investment Income . The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund's earnings and profits. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, "— Qualified Dividend Income for Individuals" and "— Dividends-Received Deduction for Corporations."
Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.
Returns of Capital . Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals . Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. "Qualified dividend income" means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. real estate investment trusts, PFICs, and income received "in lieu of" dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities . At the time of your purchase of Shares, the Fund's share price may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
Pass-Through of Foreign Tax Credits . If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, "Tax Treatment of Portfolio Transactions — Securities Lending" below.
U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends Declared in December and Paid in January . Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare Tax . A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. "Net investment income," for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder's net investment income or (2) the amount by which the shareholder's modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Exchange-Listed Shares
Sales, exchanges and redemptions (including redemptions in-kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
Tax Basis Information. The Fund is required to provide shareholders with cost basis information on the redemption of any of the shareholder's Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012 where the cost basis of the Shares is known by the Fund (referred to as "covered shares") and which are disposed of after that date. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.
Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxes on Purchase and Redemption of Creation Units
An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger's aggregate basis in the securities surrendered and the Cash Amount paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Treatment of Portfolio Securities
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under "Investment Strategies" for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Investments in Securities of Uncertain Tax Character . A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding
By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:
•	provide your correct social security or taxpayer identification number;
•	certify that this number is correct;
•	certify that you are not subject to backup withholding; and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors
Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

In general. The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on U.S. source dividends. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short-term capital gain dividends, unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. "Qualified interest income" includes, in general, the sum of the Fund's U.S. source: i) bank deposit interest, ii) short-term original issue discount, iii) portfolio interest, and iv) any interest-related dividend passed through from another regulated investment company.
However, notwithstanding such exemptions from U.S. withholding tax at source, any taxable distributions and proceeds from the sale of your Fund Shares will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, interest-related or short-term capital gain dividends. Additionally, the Fund's reporting of interest-related or short-term capital gain dividends may not, in turn, be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.
Effectively connected income. Taxable ordinary income dividends paid by the Fund to non-U.S. investors on portfolio investments are generally subject to U.S. withholding tax at 30% or a lower treaty rate. However, if you hold your Fund Shares in connection with a U.S. trade or business, your income and gains may be considered effectively connected income and taxed in the U.S. on a net basis at graduated income tax rates in which case you may be required to file a nonresident U.S. income tax return.
U.S. estate tax. An individual who is a non-U.S. investor will be subject to U.S. federal estate tax on all or a portion of the value of Fund shares owned at the time of death, unless a treaty exemption applies between the country of residence of the non-U.S. investor and the U.S. Even if a treaty exemption is available, a decedent's estate may nevertheless be required to file a U.S. estate tax return to claim the exemption, as well as to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) on which a U.S. federal tax lien has been released, and is required before the Fund can release a nonresident alien decedent's investment in the Fund to his or her estate. For estates with U.S. situs assets of not more than $60,000 (there is a statutory estate tax credit for this amount of property), the Fund may accept, in lieu of a federal transfer certificate, an affidavit from the executor of the estate or other authorized individual evidencing that the U.S. situs assets (excluding any exempt assets as noted below) are at or below this threshold amount. Transfers by gift of shares of the Fund by a non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. investor entitled to claim the benefits of a treaty between the country of residence of the non-U.S. investor and the U.S. may be different from the consequences described above.
Tax certification and backup withholding as applied to non-U.S. investors.  Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding at a rate of 28% and, if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor's country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN generally remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. In certain instances, Form W-8BEN may remain valid indefinitely unless the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Non-U.S. investors must advise of any change of circumstances that would render the information given on the form incorrect and must then provide a new W-8BEN to avoid the prospective application of backup withholding.
Investment in U.S. real property. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (USRPI) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund's non-U.S. shareholders.

The Code provides a look-through rule for distributions of FIRPTA gain when a regulated investment company is classified as a qualified investment entity. A regulated investment company will be classified as a qualified investment entity if, in general, 50% or more of the regulated investment company's assets consist of interests in U.S. REITs and other U.S. real property holding corporations (USRPHC). If a regulated investment company is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or a lower treaty rate.
Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, it expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions should be subject to FIRPTA reporting and tax withholding.
Foreign Account Tax Compliance Act ("FATCA"). Under the Foreign Account Tax Compliance Act (FATCA), foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE) that are shareholders in the Fund may be subject to a 30% withholding tax on: (a) income dividends paid by the Fund, and (b) after December 31, 2018, certain capital gain distributions, return-of-capital distributions and the gross proceeds from the redemption or exchange of Fund shares paid by the Fund. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners, or (ii) if it does have such owners, reports information relating to them to the withholding agent, which will, in turn, report that information to the IRS. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a "participating FFI," which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI's country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report information either (i) to the applicable withholding agent, which will, in turn, report information to the IRS, or (ii) directly to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.
Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

DETERMINATION OF NET ASSET VALUE
The NAV per Share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the Unified Fee, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Fund's Administrator and Fund Accountant and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.
In computing the Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS
General Policies. The Fund is authorized in its discretion not to pay a dividend if it determines that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend. Subject to the foregoing, the Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under the Code, or to avoid imposition of income or excise taxes on undistributed income.
Dividends and other distributions on Fund Shares are distributed on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from the Fund.
Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

[SEED AUDIT FINANCIAL STATEMENTS TO BE ADDED IN A SUBSEQUENT FILING]

APPENDIX A

PROXY VOTING POLICY - SUMMARY

[TO BE ADDED IN A SUBSEQUENT FILING]

A-1

BLUE TRACTOR ETF TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Articles of Incorporation

(1) Certificate of Trust dated February 29, 2016(1)

(2) Agreement and Declaration of Trust dated February 29, 2016(1)

(b)	By-Laws effective as of February 29, 2016(1)

(c)	Instruments Defining Rights of Security Holders

(1)
Agreement and Declaration of Trust
(i)  Article III:  Shares
(ii) Article V:  Shareholders' Voting Powers and Meetings
(iii)       Article VI:  Net Asset Value; Distributions; Redemptions; Transfers
(iv)       Article VIII:  Certain Transactions, Section 4
(v) Article X:  Miscellaneous, Section 4

(2)
By-Laws
(i)  Article II:  Meetings of Shareholders
(ii) Article VI:  Records and Reports, Sections 1, 2, and 3
(iii)       Article VII:  General Matters, Sections 3, 4, 6, and 7
(iv)       Article VIII:  Amendments, Section 1

(d)	Investment Advisory Contracts

(1) Investment Advisory Agreement between the Registrant and Blue Tractor Group, LLC(2)

(e)	Distribution Agreement between the Registrant and [______](2)

(f)	Bonus or profit sharing contracts – Not Applicable

(g)	Custody Agreement between the Registrant and [______](2)

(h)	Other Materials Contracts

(1) Fund Administration Agreement between the Registrant and [______](2)

(2) Transfer Agent Agreement between the Registrant and [______](2)

(3) Fund Accounting Agreement between the Registrant and [______](2)

(i)	Opinion and Consent of Counsel(2)

(j)	Other Opinions

(1) Consent of Independent Registered Public Accounting Firm(2)

(2) Powers of Attorney(2)

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreement(2)

(m)	Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1(2)

(n)	Rule 18f-3 Multiple Class Plan – Not Applicable

(o)	Reserved

(p)	Codes of Ethics

(1) Code of Ethics of Blue Tractor ETF Trust(2)

(2) Code of Ethics of Blue Tractor Group, LLC(2)

-----------------------------------------------------------
(1)  Filed herewith
(2)  To be filed by amendment

Item 29.  Persons Controlled by or Under Common Control with Registrant

None

Item 30.  Indemnification

Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Item 31.  Business and Other Connections of Investment Adviser

[Item 31 to be completed by amendment]

Item 32.  Principal Underwriter

[Item 32 to be completed by amendment]

(a)	To be completed by amendment.

(b)  To be completed by amendment.

(c)  Not applicable

Item 33.  Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

(a) Blue Tractor ETF Trust, 57 West 57th Street, 4th Floor, New York, NY 10019;

(b) Blue Tractor Group, LLC, 57 West 57th Street, 4th Floor, New York, NY 10019, for records relating to its function as investment adviser;

(c) [_____], for records relating to its function as principal underwriter;

(d) [_____], for records relating to its function as custodian; and

(e) [_____], for records relating to its function as administrator, fund accountant and transfer agent.

Item 34.  Management Services

Not applicable

Item 35.  Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of September, 2016.

BLUE TRACTOR ETF TRUST

By: /s/ Terence W. Norman
Terence W. Norman
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Terence W. Norman	Trustee and President	September 28, 2016
Terence W. Norman

/s/ Simon P. Goulet	Treasurer and Secretary	September 28, 2016
Simon P. Goulet

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(a)(1)	Certificate of Trust

(a)(2)	Agreement and Declaration of Trust

(b)	By-Laws